Property, Plant and Equipment, Net, and Investment Property, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 82,236,399	$ 87,922,126
Additions	14,708,016	17,315,387	$ 23,267,847
Transfers investment property	268
Balance at end of the period	77,848,576	82,236,399	87,922,126
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	232,638,507	226,508,751
Additions	14,708,016	17,315,387
Dismantling cost	5,536	195,304
Retirements and reclassifications to other accounts	(4,161,160)	(6,848,835)
Transfers from intangibles assets, net	(602,197)	(502,017)
Transfers investment property	(268)	(3,867,138)
Effect of translation	(415,840)	(162,945)
Balance at end of the period	242,172,594	232,638,507	226,508,751
Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(150,402,108)	(138,586,625)
Depreciation of the year	(17,634,233)	(17,579,713)
Retirements and reclassifications to other accounts	3,422,174	4,648,476
Transfers investment property	(83,260)	993,973
Effect of translation	373,409	121,781
Balance at end of the period	(164,324,018)	(150,402,108)	(138,586,625)
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	6,953,161	9,659,391
Balance at end of the period	6,963,021	6,953,161	9,659,391
Buildings and Land | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	11,459,587	15,202,600
Additions	1,247	3,329
Retirements and reclassifications to other accounts	(224,357)	(91,077)
Transfers investment property	(268)	(3,867,138)
Transfers and reclassifications	378,264	226,903
Effect of translation	4,974	(15,030)
Balance at end of the period	11,619,447	11,459,587	15,202,600
Buildings and Land | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,506,426)	(5,543,209)
Depreciation of the year	(357,525)	(211,805)
Retirements and reclassifications to other accounts	291,328	252,367
Transfers investment property	(83,260)	993,973
Effect of translation	(543)	2,248
Balance at end of the period	(4,656,426)	(4,506,426)	(5,543,209)
Technical equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	58,524,011	57,193,503
Balance at end of the period	57,096,247	58,524,011	57,193,503
Technical equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	186,550,056	172,795,206
Additions	11,569,757	13,978,378
Dismantling cost	5,536	195,304
Retirements and reclassifications to other accounts	(4,592,708)	(6,171,083)
Transfers and reclassifications	4,682,990	5,900,361
Effect of translation	(421,510)	(148,110)
Balance at end of the period	197,794,121	186,550,056	172,795,206
Technical equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(128,026,045)	(115,601,703)
Depreciation of the year	(16,085,521)	(16,063,925)
Retirements and reclassifications to other accounts	3,041,980	3,520,999
Effect of translation	371,712	118,584
Balance at end of the period	(140,697,874)	(128,026,045)	(115,601,703)
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	1,490,197	1,772,611
Balance at end of the period	1,207,783	1,490,197	1,772,611
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	6,026,094	6,026,094
Additions	0	0
Dismantling cost	0	0
Retirements and reclassifications to other accounts	0	0
Transfers from intangibles assets, net	0	0
Transfers investment property	0	0
Transfers and reclassifications	0	0
Effect of translation	0	0
Balance at end of the period	6,026,094	6,026,094	6,026,094
Satellite Transponders | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,535,897)	(4,253,483)
Depreciation of the year	(282,414)	(282,414)
Retirements and reclassifications to other accounts	0	0
Transfers investment property	0	0
Effect of translation	0	0
Balance at end of the period	(4,818,311)	(4,535,897)	(4,253,483)
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	414,411	521,800
Balance at end of the period	378,560	414,411	521,800
Furniture and Fixtures | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	1,214,427	1,298,803
Additions	11,260	35,064
Retirements and reclassifications to other accounts	(1,724)	(148,546)
Transfers and reclassifications	38,053	29,147
Effect of translation	(124)	(41)
Balance at end of the period	1,261,892	1,214,427	1,298,803
Furniture and Fixtures | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(800,016)	(777,003)
Depreciation of the year	(84,874)	(93,462)
Retirements and reclassifications to other accounts	1,462	70,413
Effect of translation	96	36
Balance at end of the period	(883,332)	(800,016)	(777,003)
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,057,465	1,242,004
Balance at end of the period	874,208	1,057,465	1,242,004
Transportation Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,026,747	3,407,907
Additions	50,953	118,028
Retirements and reclassifications to other accounts	(130,966)	(523,397)
Transfers and reclassifications	18,735	24,357
Effect of translation	(1,642)	(148)
Balance at end of the period	2,963,827	3,026,747	3,407,907
Transportation Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,969,282)	(2,165,903)
Depreciation of the year	(199,009)	(210,362)
Retirements and reclassifications to other accounts	78,311	406,901
Effect of translation	361	82
Balance at end of the period	(2,089,619)	(1,969,282)	(2,165,903)
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,564,859	2,117,027
Balance at end of the period	1,606,625	1,564,859	2,117,027
Computer Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	9,241,759	9,514,099
Additions	232,867	201,745
Retirements and reclassifications to other accounts	(14,512)	(558,400)
Transfers and reclassifications	223,467	84,970
Effect of translation	(1,515)	(655)
Balance at end of the period	9,682,066	9,241,759	9,514,099
Computer Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(7,676,900)	(7,397,072)
Depreciation of the year	(405,514)	(495,891)
Retirements and reclassifications to other accounts	5,385	215,279
Effect of translation	1,588	784
Balance at end of the period	(8,075,441)	(7,676,900)	(7,397,072)
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	661,518	880,244
Balance at end of the period	771,640	661,518	880,244
Leasehold Improvements | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,549,060	3,728,496
Additions	27,842	23,279
Retirements and reclassifications to other accounts	(25,292)	(331,212)
Transfers and reclassifications	323,662	128,544
Effect of translation	(617)	(47)
Balance at end of the period	3,874,655	3,549,060	3,728,496
Leasehold Improvements | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,887,542)	(2,848,252)
Depreciation of the year	(219,376)	(221,854)
Retirements and reclassifications to other accounts	3,708	182,517
Effect of translation	195	47
Balance at end of the period	(3,103,015)	(2,887,542)	(2,848,252)
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	11,570,777	14,535,546
Balance at end of the period	8,950,492	11,570,777	14,535,546
Construction and Projects in Progress | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	11,570,777	14,535,546
Additions	2,814,090	2,955,564
Retirements and reclassifications to other accounts	828,399	974,880
Transfers from intangibles assets, net	(602,197)	(502,017)
Transfers and reclassifications	(5,665,171)	(6,394,282)
Effect of translation	4,594	1,086
Balance at end of the period	$ 8,950,492	$ 11,570,777	$ 14,535,546